Leases	12 Months Ended
Mar. 25, 2023
Leases [Abstract]
Leases
11.	Leases:
Amounts recognized in the consolidated statement of operations were as follows:

	March 25, 2023	March 26, 2022	March 27, 2021
		(In thousands)
Fixed operating lease expense	$12,053	$12,155	$12,495
Variable operating lease expense (1)	5,007	3,482	927

Total lease expense	$17,060	$15,637	$13,422

(1)
In May 2020, the FASB issued guidance to Topic 842, Leases, exempting lessees from determining whether COVID-19 related rent concessions are lease modifications when certain conditions are met. In accordance with the guidance issued, the Company adopted the amendment effective March 29, 2020 and elected not to treat COVID-19 related rent concessions as lease modifications. As such, for the period ended March 25, 2023, rent concessions of $0.2 million (March 26, 2022 of $1.5 million, March 27, 2021 of $4.1 million) were recognized in the consolidated statement of operations as a negative variable rent expense.

Variable operating lease expense includes percentage rent, taxes, mall advertising and common area maintenance charges
The weighted average remaining operating lease term was 5 years and the weighted average discount rate was 10.0% for all of the Company’s operating leases as of March 25, 2023.
The following table provides supplemental cash flow information related to the Company’s operating leases:

	March 25, 2023	March 26, 2022	March 27, 2021
		(In thousands)
Cash outflows from operating activities attributable to operating leases (1)	$14,235	$11,954	$9,186
Right-of-use assets obtained in exchange for Operating lease liabilities (2)	2,579	5,612	2,562

(1)
Net of $0.2 million rent concessions associated to base rent for the period ended March 25, 2023 and net of $1.5 million and $4.1 million rent concessions associated to base rent for the periods ended March 26, 2022 and March 27, 2021, respectively.

(2)
Right-of-use assets obtained are recognized net of leasehold inducements. For the period ending March 25, 2023, leasehold inducements totaled $0.1 million of which $0.1 million is included in Accounts Receivable. For the period ending March 26, 2022, leasehold inducements totaled $1.0 million of which $0.7 million is included in Accounts Receivable .

The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt on the existing as of March 25, 2023.

Minimum Lease Payments as of March 25, 2023
(in thousands)
Year ending March:	Operating
2024	13,427
2025	12,575
2026	11,962
2027	11,607
2028	10,828
Thereafter	45,850

Total minimum lease payments	106,249
Less: amount of total minimum lease payments representing interest	(36,502)

Present value of future total minimum lease payments	69,747
Less: current portion of lease liabilities	(6,758)
Long-term lease liabilities	$62,989

The Company has entered into a commitment to lease a store location for 10 years starting in November of 2024. The expected annual rent expense is $0.5 million.